FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) -Narrative [Line Items]
Financial assets at fair value through profit or loss	£ 1,798	£ 1,674
The Group | 1 year or over original maturity
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) -Narrative [Line Items]
Financial assets at fair value through profit or loss	1,500	1,099
The Bank
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) -Narrative [Line Items]
Financial assets at fair value through profit or loss	4,529	1,724
The Bank | 1 year or over original maturity
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) -Narrative [Line Items]
Financial assets at fair value through profit or loss	£ 3,116	£ 1,600